Organization and Business Description (Details)	Jul. 21, 2025 USD ($)	Jul. 21, 2025 CNY (¥)	Mar. 19, 2025 USD ($)	Jul. 06, 2025
Gongyu Education [Member] | Forecast [Member]
Organization and Business Description [Line Items]
Consideration amount	$ 689,018	¥ 5,000,000
Fuyouyuan [Member]
Organization and Business Description [Line Items]
Equity interests price
Golden Sun Wenzho [Member] | Forecast [Member]
Organization and Business Description [Line Items]
Equity interests				100.00%